SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES (Details) - CAD ($)		Jan. 31, 2024	Jan. 31, 2023
IfrsStatementLineItems [Line Items]
Total due to related parties		$ 600,223	$ 443,071
Company Owned by Officers and Directors [Member]
IfrsStatementLineItems [Line Items]
Total due to related parties	[1]	158,831	95,814
Company Controlled by Officers and Directors [Member]
IfrsStatementLineItems [Line Items]
Total due to related parties	[1]	155,803	147,261
Company Controlled by Officers and Directors One [Member]
IfrsStatementLineItems [Line Items]
Total due to related parties	[1]	203,450	156,200
CEO [Member]
IfrsStatementLineItems [Line Items]
Total due to related parties	[1],[2]	68,159	39,123
CFO [Member]
IfrsStatementLineItems [Line Items]
Total due to related parties	[1],[2]	1,340	1,335
Major Shareholder [Member]
IfrsStatementLineItems [Line Items]
Total due to related parties	[1],[2]	3,349	3,338
Company controlled by a director [member]
IfrsStatementLineItems [Line Items]
Total due to related parties	[1]	$ 9,291

[1]	Amounts are unsecured, due on demand and bear no interest.
[2]	On July 29, 2020, Polymet entered into mining royalty agreements (the “NSR Agreements”) with the Company’s CEO, CFO, and the major shareholder (the “Purchasers”) to sell net smelter returns (the “NSR”) on its mineral concessions. NSR range from 0.3% to 1.25% depending on particular concession and the Purchaser. The Company’s CEO agreed to acquire the NSR for $2,003 (US$1,500), CFO agreed to acquire the NSR for $1,335 (US$1,000), and the major shareholder agreed to acquire the NSR for $3,338 (US$2,500).